Funds held for clients	12 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Funds held for clients	Funds held for clients

	As at September 30, 2025	As at September 30, 2024
	$	$
Cash (Note 32)	704,503	233,584
Short-term investments	33,001	50,000
Long-term bonds (Note 32)	240,932	223,196
	978,436	506,780